Summary of Significant Accounting Policies (Details)	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation [Abstract]
Period end RMB: US$ exchange rate	6.9762	6.8632
Period average RMB: US$ exchange rate	6.8944	6.6338